Retirement Benefits	12 Months Ended
Dec. 31, 2011
Retirement Benefits [Abstract]
Retirement Benefits

4. RETIREMENT BENEFITS

Pension Benefits

     The Company has two non-contributory defined benefit pension plans: the employee pension plan and the agent pension plan. The employee pension plan is for all eligible employees of the Company, and the agent pension plan is for former field employees and agents. The defined benefit pension plans provide benefits based on years of service and final average pay. Both plans are sponsored by Standard and administered by Standard Retirement Services and are closed to new participants. Participation in the defined benefit pension plans is generally limited to eligible employees whose date of employment began before 2003.

     Under the employee pension plan, a participant is entitled to a normal retirement benefit once the participant reaches age 65. A participant can also receive a normal, unreduced retirement benefit once the sum of his or her age plus years of service is at least 90.

     The Company recognizes the funded status of the pension plans as an asset or liability on the balance sheet. The funded status is measured as the difference between the fair value of the plan assets and the projected benefit obligation as of the year-end balance sheet date.

     The following table sets forth a reconciliation of the changes in the pension plans' projected benefit obligations, fair value of plan assets and the funded status:

	Years ended December 31,

(In millions)	2011	2010	2009

Change in benefit obligation:
Projected benefit obligation at beginning of the year	$(323.7)	$(295.1)	$(270.3)
Service cost	(9.2)	(8.9)	(8.9)
Interest cost	(17.5)	(16.6)	(15.7)
Actuarial loss	(29.0)	(9.9)	(6.4)
Benefits Paid	7.8	6.8	6.2

Projected benefit obligation at end of the year	(371.6)	(323.7)	(295.1)

Change in fair value of plan assets:
Fair value of plan assets at beginning of the year	292.6	264.6	229.3
Actual return on plan assets	7.0	28.9	41.5
Employer contributions	58.0	6.0	---
Benefits paid and estimated expenses	(7.9)	(6.9)	(6.2)

Fair value of plan assets at end of the year	349.7	292.6	264.6

Funded status at end of the year	$(21.9)	$(31.1)	$(30.5)

     The following table sets forth the projected and accumulated benefit obligations and the fair value of the plan assets for the pension plans:

	Years ended December 31,

(In millions)	2011	2010	2009

Projected benefit obligation	$371.6	$323.7	$295.1
Accumulated benefit obligation	337.5	280.9	252.2
Fair value of plan assets	349.7	292.6	264.6

     The Company recognizes as a component of accumulated other comprehensive income, net of tax, the actuarial gains or losses, prior service costs or credits, and transition assets that have not yet been recognized as components of net periodic benefit cost.

The following table sets forth the amounts recognized in accumulated other comprehensive income:

	Years ended December 31,

(In millions)	2011	2010	2009

Net Loss	$70.1	$44.1	$46.2
Prior service cost	3.1	3.5	4.0

Total recognized in accumulated other comprehensive income	$73.2	$47.6	$50.2

     The estimated net loss and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2012 are $8.5 million and $0.6 million, respectively.

     The following table sets forth the components of net periodic benefit cost, other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss, and assumptions used in the measurement of the net periodic benefit cost and the benefit obligations:

2011 ANNUAL REPORT

	Years ended December 31,

(Dollars in millions)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$9.3	$9.0	$9.0
Interest cost	17.5	16.6	15.7
Expected return on plan assets	(22.1)	(20.0)	(17.3)
Amortization of prior service cost	0.6	0.6	0.6
Amortization of net actuarial loss	4.0	4.3	6.9
Net periodic benefit cost	9.3	10.5	14.9

Other changes in plan assets and benefit obligation recognized in other comprehensive income:
Net loss (gain)	44.1	1.0	(17.9)
Amortization of prior service cost	(0.6)	(0.6)	(0.6)
Amortization of net actuarial loss	(4.0)	(4.3)	(6.9)

Total recognized in other comprehensive income	39.5	(3.9)	(25.4)

Total recognized in net periodic benefit cost and other
comprehensive income	$48.8	$6.6	$(10.5)

Weighted-average assumptions:
Assumptions used for net periodic benefit cost:
Discount rate	5.50%	5.75%	6.00%
Expected return on plan assets	7.68	7.66	7.65
Rate of compensation increase	4.50	4.50	4.50

Assumptions used to determine benefit obligations:
Discount rate	4.50%	5.50%	5.75%
Rate of compensation increase	3.25	4.50	4.50

     The long-run rate of return for the employee pension plan portfolio is derived by calculating the average return for the portfolio monthly, from 1971 to the present, using the average mutual fund manager returns in each asset category, weighted by the target allocation to each category.

     The Company made contributions of $58.0 million and $6.0 million to the employee pension in 2011 and 2010, respectively. The Company did not make a contribution in 2009. The Company is not obligated to make any contributions to its pension plans for 2012. In addition, no plan assets are expected to be returned to the Company in 2012.

The following table sets forth the expected benefit payments for the Company's pension plans:

(In millions)	Amount

2012	$9.3
2013	10.4
2014	11.3
2015	12.5
2016	13.7
2017-2021	87.7

     The investment goal of the employee pension plan is to produce long-run portfolio returns that are consistent with reasonable contribution rates and a well-funded plan. To manage the overall risk of the portfolio, the portfolio is reviewed quarterly and rebalanced as necessary to keep the allocation of debt and equity securities within target allocation tolerance levels. The equity securities include pooled separate account funds comprised of large cap growth, large cap blend, large cap value, mid cap blend and foreign mutual funds and are diversified across investment strategies. The employee pension plan held no StanCorp equity securities as plan assets at December 31, 2011 and 2010. The plan invests in a stable asset fund comprised of debt securities represented by a Deposit Administration Contract with Standard. Standard maintains the contributions in an unallocated fund, whose assets are invested with other assets in the general account of Standard. The account is credited with earnings on the underlying investments and charged for plan withdrawals and administrative expenses charged by Standard Retirement Services. The stable asset fund contract may

2011 ANNUAL REPORT

subject the plan to concentrations of risk as its contract value is dependent on the ability of Standard to honor its contractual commitments. There are no reserves against the contract value for credit risk of Standard or otherwise.

The investment goal of the agent pension plan is to invest in stable value assets in order to maintain its funded status.

The following table sets forth the Company's target and actual weighted-average asset allocations for the pension plans:

	December 31,
	2011	2011	2010
(In millions)	Target	Actual	Actual

Asset Category:
Equity securities	50.0%	45.8%	49.9%
Debt securities	50.0	54.2	50.1

Total	100.0%	100.0%	100.0%

     Pension plan assets are recorded at fair value and are disclosed below using a three-level hierarchy. See "Note 9—Fair Value" for additional fair value information. The fair values of pooled separate accounts are valued daily based upon quoted market prices in an active market and are classified as Level 1 assets. Pooled separate accounts are recorded at fair value on a recurring basis. The fair value of the stable asset fund is included in the financial statements at the Deposit Administration Contract value. The contract value approximates fair value, as the contract crediting rate resets annually, and the contracts are fully benefit-responsive and are classified as a Level 2 asset. Contract value represents contributions made under the contracts, plus earnings, less withdrawals and administrative expenses.

The following tables set forth the estimated fair values of assets and liabilities measured and recorded at fair value on a recurring basis:

	December 31, 2011

(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Equity securities:
Pooled separate account funds:
Large cap growth	$33.0	$33.0	$--	$--
Large cap blend	49.4	49.4	--	--
Large cap value	16.4	16.4	--	--
Mid cap blend	46.4	46.4	--	--
Foreign	14.8	14.8	--	--

Total pooled separate account funds	160.0	160.0	--	--

Debt securities:
Stable asset fund	189.7	--	189.7	--

Total	$349.7	$160.0	$189.7	$--

2011 ANNUAL REPORT

	December 31, 2010

(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Equity securities:
Pooled separate account funds:
Large cap growth	$29.2	$29.2	$--	$--
Large cap blend	42.7	42.7	--	--
Large cap value	13.6	13.6	--	---
Mid cap blend	46.5	46.5	--	--
Foreign	13.9	13.9	--	--

Total pooled separate account funds	145.9	145.9	--	--

Debt securities:
Stable asset fund	146.7	--	146.7	--

Total	$292.6	$145.9	$146.7	$--

There were no transfers into or out of Level 3 for 2011. The following table sets forth the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable Level 3 inputs for December 31, 2010:

	Year ended December 31, 2010

	Total Realized/Unrealized Gains (Losses)
	Beginning Asset						Ending Asset
	(Liability)			Purchases,			(Liability)
	Balance as of		Included in Other	Sales,			Balance as of
	December 31,	Included in	Comprehensive	Issuances and	Transfer in to	Transfer out of	December 31,
(In millions)	2009	Net Income	Income (Loss)	Settlements	Level 3	Level 3	2010

Assets:
Debt securities
Stable asset fund	$129.6	$--	$--	$--	$--	$(129.6)	$--

     As a result of inputs used during the current period to estimate the fair value of stable asset fund, Plan management has categorized the stable asset fund as having Level 2 inputs at December 31, 2010. The valuation methods may produce fair value calculations that may not be indicative of net realizable values or reflective of future fair values. See "Note 9—Fair Value" for further disclosure on valuation methods. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Deferred Compensation Plans

     Eligible employees are covered by a qualified deferred compensation plan sponsored by Standard under which a portion of the employee contribution is matched. Employees not eligible for the employee pension plan are eligible for an additional non-elective employer contribution. Contributions to the plan for 2011, 2010 and 2009 were $10.3 million, $10.0 million and $10.5 million, respectively.

     Eligible executive officers, directors, agents and group producers may participate in one of several non-qualified deferred compensation plans under which a portion of the deferred compensation for participating executive officers, agents and group producers is matched. The liability for the plans was $10.7 million and $10.5 million at December 31, 2011 and 2010, respectively.

Postretirement Benefits Other Than Pensions

     Standard sponsors and administers a postretirement benefit plan that includes medical, prescription drug benefits and group term life insurance. The group term life insurance benefit was curtailed as of December 31, 2011. Eligible retirees are required to contribute specified amounts for medical and prescription drug benefits that are determined periodically and are based on retirees' length of service and age at retirement. Participation in the postretirement benefit plan is limited to employees who had reached the age of 40, or whose combined age and length of service was equal to or greater than 45 years as of January 1, 2006. This plan is closed to new participants.

2011 ANNUAL REPORT

     The Company recognizes the funded status of the postretirement benefit plan as an asset or liability on the balance sheet. The funded status is measured as the difference between the fair value of the plan assets and the accumulated benefit obligation.

     The following table sets forth a reconciliation of the changes in the postretirement benefit plan's accumulated benefit obligation, fair value of plan assets and the funded status:

	Years ended December 31,

(In millions)	2011	2010	2009

Change in postretirement benefit obligation:
Accumulated postretirement benefit obligation at beginning of the year	$(40.5)	$(33.9)	$(25.0)
Service cost	(1.5)	(1.6)	(1.3)
Interest cost	(2.1)	(2.1)	(1.8)
Plan amendments	8.0	---	---
Actuarial loss	(5.4)	(3.5)	(6.3)
Benefits Paid	0.5	0.6	0.5

Accumulated postretirement benefit obligation at end of the year	(41.0)	(40.5)	(33.9)

Change in fair value of postretirement plan assets:
Fair value of plan assets at beginning of the year	18.2	18.1	17.0
Actual return on plan assets	2.7	0.2	1.4
Employer contributions	0.3	0.5	0.2
Benefits paid and estimated expenses	(0.5)	(0.6)	(0.5)

Fair value of plan assets at end of the year	20.7	18.2	18.1

Funded status at end of the year	$(20.3)	$(22.3)	$(15.8)

     The gains and losses, and prior service costs or credits excluded from the projected benefit obligation are recognized as a component of accumulated other comprehensive income, net of tax.

The following table sets forth the amounts recognized in accumulated other comprehensive income:

	December 31,
(In millions)	2011	2010	2009

Net loss	$2.2	$4.5	$5.0
Prior service credit	(1.0)	(0.7)	(0.9)

Total recognized in accumulated other comprehensive income	$1.2	$3.8	$4.1

     The estimated prior service cost for the postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2012 is $0.4 million. The projected discounted cash flow obligation for the postretirement benefit plan was $48.5 million and $50.1 million at December 31, 2011 and 2010, respectively.

The following table sets forth the assumed health care cost trend rates for next year:

	Years ended December 31,

	2011	2010
Medical	7.50%	7.80%
Prescriptions	8.10	8.70
HMO (Blended)	6.80	8.60
Rate to which the cost trend is assumed to decline (the ultimate trend rate)*	4.50	4.50

* Year that the rate reaches the ultimate trend is 2027.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

2011 ANNUAL REPORT

	1% Point Increase	1% Point Decrease
(In millions)

Effect on total of service and interest cost	$0.5	$(0.4)
Effect on postretirement benefit obligation	7.1	(5.6)

     The following table sets forth the components of net periodic benefit cost, other changes in plan assets and benefit obligations recognized in other comprehensive income, and assumptions used in the measurement of the postretirement net periodic benefit cost and the postretirement benefit obligations:

	Years ended December 31,

(Dollars in millions)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$1.5	$1.6	$1.3
Interest cost	2.1	2.1	1.8
Expected return on plan assets	(0.8)	(0.9)	(1.2)
Amortization of prior service cost	(0.3)	(0.3)	(0.3)
Amortization of net actuarial loss	0.1	0.2	--
Curtailment loss	0.7	---	---
Net periodic benefit cost	3.3	2.7	1.6

Other changes in plan assets and benefit obligation recognized in other comprehensive income:
Net loss	6.1	3.9	4.4
Amortization of prior service cost	0.2	0.3	0.3
Amortization of net actuarial loss	(0.1)	(0.2)	---

Total recognized in other comprehensive income	6.2	4.0	4.7

Total recognized in net periodic benefit cost and other
comprehensive income	$9.5	$6.7	$6.3

Weighted-average assumptions:
Assumptions used for net periodic benefit cost:
Discount rate	5.50%	5.75%	6.00%
Expected return on plan assets	4.50	4.75	5.00
Rate of compensation increase graded by age	5.00	5.00	4.50

Assumptions used to determine benefit obligations:
Discount rate	4.50%	5.50%	5.75%
Rate of compensation increase graded by age	n/a*	5.00	5.00

* Assumption for rate of compensation increase was not applicable in determining benefit obligations for 2011 due to curtailment of group term life insurance benefit as of December 31, 2011.

     The Company contributed $0.3 million and $0.5 million to fund the postretirement benefit plan in 2011 and 2010, respectively. The Company expects to make contributions of $0.5 million to its postretirement benefit plan in 2012. No plan assets are expected to be returned to the Company in 2012.

The following table sets forth the expected benefit payments for the Company's postretirement benefit plan:

2011 ANNUAL REPORT

(In millions)	Amount

2012	$1.1
2013	1.2
2014	1.3
2015	1.4
2016	1.5
2017-2021	9.6

     The investment goal of the postretirement plan is to produce a steady return on plan assets to maintain its funded status. To achieve this goal, the Company's postretirement benefit plan assets are comprised primarily of municipal bonds and cash and cash equivalents.

     The following table sets forth the Company's target and actual weighted-average asset allocations for the postretirement medical plan:

	Years ended December 31,
	2011	2011	2010
(In millions)	Target	Actual	Actual

Asset category:
Debt securities	95.0%	98.1%	94.0%
Cash and cash equivalents	5.0	1.9	6.0

Total	100.0%	100.0%	100.0%

     Postretirement benefit plan assets are recorded at fair value and are disclosed below using a three-level hierarchy. See "Note 9—Fair Value" for additional fair value information. As there was not an active market for the Company's municipal bond holdings at December 31, 2011, the municipal bonds were valued using Level 2 measurements.

The following tables set forth the estimated fair values of assets and liabilities measured and recorded at fair value on a recurring basis:

	December 31,
	2011
(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Debt securities:
Municipal bonds	$20.3	$--	$20.3	$--
Cash and cash equivalents	0.4	0.4	--	--

Total	$20.7	$0.4	$20.3	$--

	December 31,
	2010
(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Debt securities:
Municipal bonds	$17.1	$--	$17.1	$--
Cash and cash equivalents	1.1	1.1	--	---

Total	$18.2	$1.1	$17.1	$--

Non-Qualified Supplemental Retirement Plan

     Eligible executive officers are covered by a non-qualified supplemental retirement plan ("non-qualified plan"). Under the non-qualified plan, a participant is entitled to a normal retirement benefit once the participant reaches age 65. A participant can also receive a normal, unreduced retirement benefit once the sum of his or her age plus years of service is at least 90. The Company recognizes the unfunded status of the non-qualified plan in other liabilities on the balance sheet. The unfunded status was $28.5 million and $26.7 million at December 31, 2011 and 2010, respectively. Expenses were $2.5 million $2.8 million and $2.1 million for

2011 ANNUAL REPORT

2011, 2010 and 2009, respectively. At December 31, 2011 the net loss and prior service cost, net of tax, excluded from the net periodic benefit cost and reported as a component of accumulated other comprehensive income were $5.7 million.

2011 ANNUAL REPORT